Consolidated Statement of Cash flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash provided (used) from operating activities
Net Income (Loss)	$ (1,432,384)	$ (485,384)	$ (1,170,666)	$ (490,234)
Depreciation	273,516	0	232,271	0
Gain on Debt Settlement	(312,583)
Shares issued for inducement	82,100	0
Change in Accounts Receivable	(221,493)	0	(36,274)	0
Change in inventory	$ (136,757)	(76,900)	(292,232)	0
Shares and warrants issued	1,457,878
Change in other assets	$ (3,110)	0	(64,511)	0
Change in JV liabilities	0	600,000	600,000	0
Change in Accounts Payable and Accrued Expenses	262,769	794,862	1,388,237	433,115
Change in Accrued Expenses - related party	6,360	0	14,235	0
Change in Unearned Revenue	48,468	0	149,966	0
Net cash provided (used) from operating activities	24,764	832,578	821,026	(57,119)
Cash used in investing activities
Purchase of Equipment	(807,010)	(2,107,450)	(2,302,687)	0
Investment in series B	0	0	(50,000)	0
Shareholder loan	0	0	(50,000)	0
Investment in XLR	0	0	(300,000)	0
Net cash used in investing activities	(807,010)	(2,107,450)	(2,702,687)	0
Cash provided by financing activities
Proceeds from Notes Payable	1,245,623	911,000	1,452,500	40,800
Payment on Notes Payable	(202,300)
Contributed Capital	0	368,296	379,521	17,364
Proceeds from Notes Payable related parties	(29,300)	0	120,800	0
Net cash provided by financing activities	1,014,023	1,279,296	1,952,821	58,164
Net Increase (Decrease) In Cash	231,777	4,424	71,160	1,045
Cash At Beginning of Period	72,205	1,045	1,045	0
Cash At End of Period	303,982	5,469	72,205	1,045
Supplemental Cashflow Information
Interest Paid	0	0	0	0
Taxes Paid	$ 0	$ 0	$ 0	$ 0